Related Party Transactions (Details)							2 Months Ended	3 Months Ended		12 Months Ended
	Aug. 22, 2016 USD ($) $ / shares shares	May 09, 2016 USD ($) $ / shares shares	Dec. 03, 2015 USD ($) $ / shares shares	Sep. 22, 2015 member	Jan. 22, 2015 member	Mar. 10, 2014 USD ($)	Jun. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	Mar. 29, 2016	Jan. 27, 2016 USD ($)	Dec. 04, 2015 USD ($)	Jun. 11, 2015
Related Party Transaction [Line Items]
Ownership percentage								60.00%
Write off of accounts receivable										$ 127,000
Marketing expense								$ 32,000	$ 3,321,000	603,000	$ 528,000
Reward points redeemed										0
Shares issued (shares) | shares			437,500
Share price (in dollars per share) | $ / shares			$ 9.4
Loans converted to common stock			$ 4,112,000					$ 0	1,757,000	4,117,000	0
Long-term debt							$ 28,712,000			28,712,000	24,091,000
Proceeds from issuance of stock										$ 200,000	12,459,000
Minority interest (more than)							4.99%			4.99%
Series C Convertible Preferred Stock
Related Party Transaction [Line Items]
Preferred stock, shares outstanding (in shares) | shares							3,000	33,175		3,000
Preferred stock, par value (in dollars per share) | $ / shares							$ 1,000	$ 1,000		$ 1,000
Common Stock
Related Party Transaction [Line Items]
Shares issued (shares) | shares								1,013,068
Series C Preferred Stock
Related Party Transaction [Line Items]
Preferred stock, shares outstanding (in shares) | shares							3,000	33,175		3,000
Line of Credit Grid Note | Line of Credit
Related Party Transaction [Line Items]
Loans payable			$ 8,675,000											$ 4,563,000
Maximum borrowing capacity							$ 10,000,000			$ 10,000,000
Interest rate															12.00%
Long-term debt							4,563,000			4,563,000	3,000,000
Debt issue amount											10,000,000
Secured Debt | Secured Revolving Loan | Line of Credit
Related Party Transaction [Line Items]
Maximum borrowing capacity							1,500,000			1,500,000			$ 1,500,000
Long-term debt							1,500,000			1,500,000	0
Secured Debt | Secured Revolving Line of Credit | Line of Credit
Related Party Transaction [Line Items]
Maximum borrowing capacity							500,000			500,000
Long-term debt							$ 500,000			$ 500,000	0
Circle Entertainment Inc. | Legal and Administrative Services
Related Party Transaction [Line Items]
Ownership percentage							10.00%			10.00%
Revenue from related parties										$ 14,000	27,000
Due from related parties							$ 0			0	113,000
Affiliated Entity
Related Party Transaction [Line Items]
Reimbursement for services provided, percent					20.00%
Share price (in dollars per share) | $ / shares			$ 9.4
Affiliated Entity | Series C Preferred Stock
Related Party Transaction [Line Items]
Share price (in dollars per share) | $ / shares		$ 6.20
Affiliated Entity | Line of Credit Grid Note
Related Party Transaction [Line Items]
Line of credit, amount outstanding	$ 900,000
Affiliated Entity | SFX Holding Corporation
Related Party Transaction [Line Items]
Advertising revenue										37,000	487,000
Marketing expense											490,000
Affiliated Entity | Sillerman Investment Company VI LLC | Secured Revolving Loan With SIC VI | Line of Credit
Related Party Transaction [Line Items]
Interest rate													12.00%
Affiliated Entity | Sillerman Investment Company VI LLC | Secured Revolving Line Of Credit With SIC VI | Line of Credit
Related Party Transaction [Line Items]
Interest rate												12.00%
Affiliated Entity | Sillerman Investment Company, LLC | Common Stock
Related Party Transaction [Line Items]
Proceeds from issuance of stock		$ 7,000,000					7,000,000
Affiliated Entity | Legal and Administrative Services | SFX Holding Corporation
Related Party Transaction [Line Items]
Revenue from related parties										188,000	978,000
Due from related parties							$ 142,000			142,000	146,000
Affiliated Entity | Commissions on Sales and Reimbursement for Barter Transaction Expenses | SFX-94
Related Party Transaction [Line Items]
Due to related parties										424,000	471,000
Affiliated Entity | Audio Recognition and Related Loyalty Program Software License and Services Agreement | SFX Holding Corporation
Related Party Transaction [Line Items]
Amounts of transaction						$ 5,000,000
Agreement term						10 years
Revenue recognized										$ 500,000	$ 500,000
Affiliated Entity | Securities Purchase Agreement | Sillerman Investment Company, LLC
Related Party Transaction [Line Items]
Share price (in dollars per share) | $ / shares		$ 6.20					$ 6.2			$ 6.2
Affiliated Entity | Securities Purchase Agreement | Sillerman Investment Company, LLC | Series C Convertible Preferred Stock
Related Party Transaction [Line Items]
Preferred stock, shares outstanding (in shares) | shares							10,000,000	10,000		10,000,000
Preferred shares converted (in shares) | shares		7,000					7,000,000
Affiliated Entity | Securities Purchase Agreement | Sillerman Investment Company, LLC | Common Stock
Related Party Transaction [Line Items]
Shares issued (shares) | shares		1,129,032.25000
Affiliated Entity | Securities Purchase Agreement | Mr. Sillerman
Related Party Transaction [Line Items]
Minority interest (more than)		50.00%						50.00%
SFX Holding Corporation | Legal and Administrative Services
Related Party Transaction [Line Items]
Revenue from related parties
Amounts due							$ 142,000	139,000		$ 142,000
SFX Holding Corporation | Audio Recognition and Related Loyalty Program Software License and Services Agreement
Related Party Transaction [Line Items]
Amounts of transaction						$ 5,000,000
Agreement term						10 years
Revenue recognized								$ 125,000	$ 125,000
SFX-94
Related Party Transaction [Line Items]
Number of employees hired | member				8
SFX-94 | Commissions on Sales and Reimbursement for Barter Transaction Expenses
Related Party Transaction [Line Items]
Number of employees hired | member					25
Commission on sales, percent					25.00%
Licensing Agreements
Related Party Transaction [Line Items]
Amortization Period						10 years
Note Exchange Agreement | SIC IV | Line of Credit
Related Party Transaction [Line Items]
Notes redeemed amount	$ 1,500,000
Note Exchange Agreement | SIC IV | Line of Credit | Series C Preferred Stock
Related Party Transaction [Line Items]
Shares issued in conversion (shares) | shares	1,500
Note Exchange Agreement | SIC IV | $500 Line of Credit Facility
Related Party Transaction [Line Items]
Notes redeemed amount	$ 500,000
Note Exchange Agreement | SIC IV | $500 Line of Credit Facility | Series C Preferred Stock
Related Party Transaction [Line Items]
Shares issued in conversion (shares) | shares	500
Note Exchange Agreement | Affiliated Entity
Related Party Transaction [Line Items]
Notes redeemed amount	$ 30,175,000
Note Exchange Agreement | Affiliated Entity | Series C Preferred Stock
Related Party Transaction [Line Items]
Shares issued in conversion (shares) | shares	30,175
Conversion price (USD per share) | $ / shares	$ 1,000
Amended Series C Certificate of Designations | Affiliated Entity | Line of Credit | Series C Preferred Stock
Related Party Transaction [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares	1,000
Amended Series C Certificate of Designations | Affiliated Entity | $500 Line of Credit Facility | Series C Preferred Stock
Related Party Transaction [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares	$ 1,000